Accounts Receivable, net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, net
Accounts Receivable, net

6. Accounts Receivable, net

Accounts receivable, net consists of the following:

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000

Accounts receivable	172,817	94,064
Less: allowance for credit losses	(107,200)	(32,264)
Accounts receivable, net	65,617	61,800

6. Accounts Receivable, net (Continued)

Accounts receivable are generally non-interest bearing and are on terms between 90 to 270 days. In some cases, these terms are extended for certain qualifying long-term customers who have met specific credit requirements.

As of December 31, 2025, accounts receivable amounted to RMB 5.0 million has been derived from providing financing to the customer in connection with the advertisement agent services that mentioned in Note 2 (m)(II)(iv), such accounts receivable amounted to RMB74.9 million as of December 31, 2024.

The movements in the allowance for credit losses are as follows:

	For the year ended
	December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Balance at beginning of the year	(83,383)	(77,723)	(107,200)
Additional allowance for credit losses, net	(28,098)	(32,471)	(3,849)
Write-offs	33,758	2,994	78,785
Balance at end of the year	(77,723)	(107,200)	(32,264)